Taxation - Tax losses (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards, if not utilized would expire	¥ 163,512
Loss expiring in 2021
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards, if not utilized would expire	10,235
Loss expiring in 2022
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards, if not utilized would expire	12,488
Loss expiring in 2023
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards, if not utilized would expire	11,628
Loss expiring in 2024
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards, if not utilized would expire	17,108
Loss expiring in 2025 and thereafter
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards, if not utilized would expire	¥ 112,053